Operating leases - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Leases [Abstract]
Operating lease costs	$ 10,780	$ 11,199
Income from sub-leases	(379)	(768)
Net operating lease costs	$ 10,401	$ 10,431